Share-based compensation (Narrative) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average share price	$ 19.56	$ 16.26
Share-based compensation related to share options	$ 4,200,000	$ 2,700,000
Deferred share units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average value of deferred share units granted	$ 21.16	$ 14.71
Restricted share units ("RSU") [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average value of restricted share units granted	$ 17.87	$ 14.26
DSU and RSU [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	$ 6,200,000	$ 4,500,000
Closing price of the common shares	$ 18.91
Marginal income tax rate	53.30%
Employees tax obligations settlement amount related to vested RSU and DSU	$ 3,700,000	3,100,000
Employees tax obligations settlement amount related to outstanding RSU and DSU	$ 11,400,000	$ 11,200,000